Financial instruments - Narrative (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Financial Instruments [Abstract]
Interest rate fee percentage	0.02%	0.02%
Average cash balance	£ 23,500	£ 24,100
Trade receivables	£ 1,656	£ 0